Subsidiary Stock Transactions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Subsidiary Stock Transactions [Line Items]
Treasury stock, shares acquired	38,382,300
Acquisition of treasury stock	¥ 149,999	¥ 150,066	¥ 381,978	¥ 417
NTT's share ownership percentage of NTT DOCOMO				66.70%	66.40%
NTT DOCOMO
Subsidiary Stock Transactions [Line Items]
Treasury stock, shares acquired				138,141
Acquisition of treasury stock				20,000
Increase (decrease) in "Additional paid-in capital"				¥ 1,964